Long-term Debt (Schedule Of Unused Portion Of Revolving Credit Facility) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Outstanding borrowings	$ 428,789,000	$ 243,567,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity under the revolving credit facilities	650,000,000	300,000,000
Outstanding borrowings	75,000,000	22,000,000
Outstanding letters of credit	3,100,000	6,100,000
Unused portion of revolving credit facilities	$ 571,900,000	$ 271,900,000